Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,705,339)	$ (954,387)	$ (13,088,175)	$ (2,628,817)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on extinguishment of debt	810,518	225	(25,582)
Stock based compensation	327,804	347,694	7,686,930	1,704,363
Amortization of right-of-use asset	(3,767)	4,199	271,651
Amortization of debt discount	200,980		306,786
Depreciation and amortization expense	345,138	2,748	407,611	4,713
Change in fair value of derivative liability	34,155		1,388
Loss on sale of fixed asset	11,970
Changes in operating assets and liabilities
Inventory	(435,260)		(10,929)
Settlement payable	(40,909)		102,272
Deposit	(1,575)		(57,218)
Accounts payable and accrued compensation	1,000,309	(73,902)	1,476,540	202,993
Due from Affiliate			(346,610)
Accrued taxes	(1,294)		235,168
Accounts receivable	56,844		(127,347)	(400)
Due from Merchant Processor			(206,734)
Deferred Rent				4,900
Cash paydowns of lease liability			(276,551)
Other current asset		(13,829)
Net Cash Used In Operating Activities	(1,400,426)	(687,252)	(3,650,850)	(712,248)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in acquisition	20,678		123,088
Cash used in acquisition			(350,000)
Cash outlay for deposit				(3,920)
Purchase of fixed assets		(29,346)	(52,305)	(28,472)
Payments on acquisition liabilities			(320,000)
Net Cash Provided by (Used In) Investing Activities	20,678	(29,346)	(599,217)	(32,392)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock receivable		100,000	100,000
Proceeds from loan payable	1,140,000		1,497,000	100,000
Repayments of loan payable		(50,000)	(50,000)	(25,000)
Proceeds from loan payable - related party		23,726	205,393	11,705
Repayments of loan payable - related party		(8,705)	(8,705)
Common Stock issued for cash	337,000	1,012,000	2,768,000	625,000
Net Cash Provided By Financing Activities	1,477,000	1,077,021	4,511,688	711,705
NET INCREASE IN CASH	97,252	360,423	261,620	(32,935)
CASH AT BEGINNING OF PERIOD	266,869	5,249	5,249	38,184
CASH AT END OF PERIOD	364,121	365,672	266,869	5,249
Supplemental cash flow information:
Cash paid for income taxes
Cash paid for interest expense
NON-CASH INVESTING AND FINANCING ACTIVITIES
Receivable for Common Stock issued				100,000
Warrants and acquisition consideration - business combination			2,802,254
Warrants and acquisition consideration - asset acquisition			2,641,000
Warrants and consideration - business combination	8,261,098
Issuance of common stock and warrants for cancellation of debt		53,860	106,193
Lease liability recognized from right of use asset	582,065	250,040	393,032
Settlement of related party AP for related party debt	$ 30,000
Debt discount on conversion feature			413,471
Conversion of accounts payable to notes payable related party			30,000
Debt Discount from warrants			$ 549,237